Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net earnings attributable to Altria Group, Inc.	$3,390	$3,905	$3,206
Less: Distributed and undistributed earnings attributable to unvested restricted and deferred shares	(13)	(15)	(11)

Earnings for basic and diluted EPS	$3,377	$3,890	$3,195

Weighted-average shares for basic EPS	2,064	2,077	2,066
Add: Incremental shares from stock options		2	5

Weighted-average shares for diluted EPS	2,064	2,079	2,071